Subsequent Events	6 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
Subsequent Events [Text Block]	18. Subsequent Events In August 2020, the Company entered into a new three-year, $67.4 million term loan debt facility to refinance four vessels.